RELATED PARTY TRANSACTIONS AND BALANCES - Amount due to related parties and affiliates (Details)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 USD ($) item
Total due to a stockholder	$ 17,360	$ 18,886		$ 48,795
Loan payable to related parties (i)	114,425	9,897	[1]	182,281	[1]
Others	2,812	1,785		170,546
Total due to related parties and affiliates	117,237	11,682		352,827
Interest Free Loan Payable to Related Parties Current		9,897		$ 78,708
Number of related parties | item				2
Jun Wang [Member]
Total due to a stockholder	17,360	18,886		$ 48,795
Continuing Operations [Member]
Total due to related parties and affiliates		11,682		82,909
Discontinued Operations [Member]
Total due to a stockholder	$ 17,360	$ 18,886		48,795
Total due to related parties and affiliates				269,918
Interest Free Loan Payable to Related Parties Current				$ 103,574

[1]	As of March 31, 2022 and March 31, 2021, the balances represented borrowings from a related party, of which, $9,897 and $78,708 are unsecured, interest free and due on demand, respectively, from the Company’s continuing operations. In addition, as of March 31, 2021, the balances of $103,574 represented borrowings from two related parties, which are unsecured, interest free and due on demand, respectively, from the Company’s discontinued operations.